Significant Accounting Policies - Additional Information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) Item	Dec. 31, 2022 USD ($) Item	Dec. 31, 2021 CNY (¥) Item	Dec. 31, 2020 CNY (¥) Item	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Operating revenue		¥ 9,865,811,000	$ 1,430,408	¥ 11,380,525,000	¥ 11,645,255,000
Financing receivables		460,325,000		241,127,000		$ 66,741
Contract assets and service fees receivable prior to ASU 326							¥ 3,454,851,000
Foreign currency translation adjustments, net of tax		(32,115,000)	$ (4,656)	7,965,000	10,596,000
Retained earnings		4,894,273,000		4,195,791,000		$ 709,600
Credit allowance of financial receivable		¥ 197,407,000		328,231,000	529,162,000		373,545,000
Number of major types of incentive coupons | Item		2	2
Cash coupons and repayment coupon expense		¥ 122,000,000		200,000,000	196,000,000
Referral code incentives recorded as sales and marketing expenses		¥ 11,900,000		27,300,000	17,100,000
Remaining performance obligation is expected to be recognized as revenue (in years)		3 years	3 years
Transaction price allocated to remaining performance obligations related to customer contracts		¥ 312,000,000		903,000,000
Revenue recognized that was included in the contract liabilities balance		¥ 26,700,000		52,000,000.0
Practical expedients, contract duration		true	true
Practical expedients, amortization period		true	true
Cash equivalents		¥ 0		0
Straight line basis amortized over land use right period		30 years	30 years
Advertising costs		¥ 900,000,000		1,000,000,000	791,000,000
Weighted average remaining lease term		3 years 4 months 24 days				3 years 4 months 24 days
Weighted average discount rate		4.91%				4.91%
Operating lease cost		¥ 53,200,000		59,700,000	57,900,000
Short-term lease cost		¥ 13,100,000		6,400,000	3,900,000
Vesting period (in years)		4 years	4 years
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)		10.00%				10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)		50.00%				50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory surplus fund (as a percent)		10.00%				10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory surplus funds (as a percent)		50.00%				50.00%
Reserves allowed to transfer in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation		¥ 0
Appropriation to statutory reserves		¥ 121,000,000		¥ 252,000,000	¥ 297,000,000
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's total funding cost | Item		2	2	2	1
Number of institutional funding partners that accounted for more than 10% of the Group's origination of off-balance sheet loans | Item		0	0	1
Number of guarantee company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies | Item		1	1	2
10% or More of Total Purchases, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item		0	0	2	3
10% or More of Accounts Payable, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item		4	4	3
Geographic Concentration Risk | Cash and Cash Equivalents, Restricted Cash and Restricted Time Deposits | CHINA
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to government controls		¥ 3,158,500,000		¥ 5,119,000,000.0
Concentration risk (as a percent)		98.00%	98.00%
Stock Options
Significant Accounting Policies [Line Items]
Vesting period (in years)		4 years	4 years
Restricted Share Units
Significant Accounting Policies [Line Items]
Vesting period (in years)		4 years	4 years
ASC 326
Significant Accounting Policies [Line Items]
Credit allowance of financial receivable							¥ 229,661,000
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
Significant Accounting Policies [Line Items]
Contract assets and service fees receivable prior to ASU 326	¥ (26,045,000)
Retained earnings	(1,918,500,000)
Credit allowance of financial receivable	2,293,774,000
Cumulative effect on retained earnings, tax	400,000,000
ASC 326 | Cumulative Effect Period Of Adoption Adjustment | Application of CECL Methodology on Credit Losses of Financial Assets Measured at Amortized Cost
Significant Accounting Policies [Line Items]
Retained earnings	(300,000,000)
Credit allowance of financial receivable	300,000,000
ASC 326 | Cumulative Effect Period Of Adoption Adjustment | Application of CECL Methodology on Certain Off-balance Sheet Credit Exposures
Significant Accounting Policies [Line Items]
Retained earnings	¥ 2,000,000,000.0
ASC 606
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true				true
ASU 2020-06
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2022				Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true				true
ASU 2021-04
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2022				Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true				true
VIEs
Significant Accounting Policies [Line Items]
Operating revenue		¥ 9,298,063,000		11,103,407,000	¥ 11,580,441,000
Contract assets and service fees receivable prior to ASU 326		4,151,340,000		¥ 4,661,403,000
Registered capitals and PRC statutory reserves		¥ 4,866,000,000
Beijing Shijitong | Nominee Shareholders
Significant Accounting Policies [Line Items]
Extension term of the loan		10 years	10 years